Segment Information (Tables)	12 Months Ended
Dec. 31, 2018
Segment Reporting [Abstract]
Long-lived Assets by Geographic Areas [Table Text Block]
The following table presents the Company’s tangible fixed assets by geographic region:

	December 31, 2018	December 31, 2017

United States	$5,735	$22,103
United Kingdom	14,690	33,795
Total	$20,425	$55,898